Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator Earnings Allocable To Common Stock Subject To Possible Redemption [Abstract]
Income from investments held in Trust Account	$ 37,656	$ 27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(34,657)	(32,804)
Net loss attributable to Common stock subject to possible redemption	$ 2,999	$ (5,462)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding	15,720,926	16,710,435
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Numerator Net Income Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Net Income (Loss)	$ (8,431,800)	$ 1,111,919
Less: Net loss allocable to common stock subject to possible redemption	(2,999)	5,462
Non-redeemable net income	$ (8,434,799)	$ 1,117,381
Denominator Weighted Average Non Redeemable Common Stock [Abstract]
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	5,757,074	4,496,137
Basic and diluted net loss per share, common stock subject to possible redemption	$ (1.47)	$ 0.25